Other payables and accrued expenses (Summary Other Payables and Accrued Expenses) (Details) (ILS) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Accrued expenses	₪ 12,195	$ 3,822	₪ 20,900
Customer advances	2,975	933	3,077
Other payables	2,268	711	1,038
Total other payables and accrued expenses	₪ 17,438	$ 5,466	₪ 25,015